Statements of Operations (Unaudited) - Genesis Unicorn Capital Corp [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Restructuring Cost and Reserve [Line Items]
Operating costs	$ 349,351	$ 174,912	$ 1,250,835	$ 320,651
Franchise tax expense	50,000	50,000	100,050	104,153
Loss from operations	(399,351)	(224,912)	(1,350,885)	(424,804)
Investment income earned on investments held in Trust Account	658,125	71,282	1,207,374	110,316
Net income (loss) before income taxes	258,774	(153,630)	(143,511)	(314,488)
Income tax expense	(8,248)		(113,080)
Net income (loss)	250,526	(153,630)	(256,591)	(314,488)
Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Net income (loss)	$ 183,201	$ (122,904)	$ (193,818)	$ (236,732)
Basic weighted average shares outstanding, Class common stock	5,867,515	8,265,000	6,657,611	6,337,707
Diluted weighted average shares outstanding, Class common stock	5,867,515	8,265,000	6,657,611	6,337,707
Basic net income (loss) per share, Class common stock	$ 0.03	$ (0.01)	$ (0.03)	$ (0.04)
Diluted net income (loss) per share, Class common stock	$ 0.03	$ (0.01)	$ (0.03)	$ (0.04)
Common Class B [Member]
Restructuring Cost and Reserve [Line Items]
Net income (loss)	$ 67,325	$ (30,726)	$ (62,773)	$ (77,756)
Basic weighted average shares outstanding, Class common stock	2,156,250	2,156,250	2,156,250	2,081,665
Diluted weighted average shares outstanding, Class common stock	2,156,250	2,156,250	2,156,250	2,081,665
Basic net income (loss) per share, Class common stock	$ 0.03	$ (0.01)	$ (0.03)	$ (0.04)
Diluted net income (loss) per share, Class common stock	$ 0.03	$ (0.01)	$ (0.03)	$ (0.04)